CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2020 USD ($)
Current Assets:
Cash and Equivalents	$ 62,028
Restricted Cash	8,335
Investments	5,624
Accounts Receivable, net of an allowance for credit losses of $297 and $224, respectively	28,690
Short-term Lessor Maintenance Deposits	3,101
Inventory, net of a reserve for obsolescence of $996 and $550, respectively	5,407
Prepaid Expenses	8,002
Other Current Assets	5,553
Total Current Assets	126,740
Property & Equipment, net:
Property & Equipment	479,580
Accumulated Depreciation & Amortization	(65,065)
Total Property & Equipment, net	414,515
Other Assets:
Goodwill	222,223
Other Intangible Assets, net	93,110
Operating lease assets	121,269
Aircraft Lease Deposits	10,253
Long-term Lessor Maintenance Deposits	22,584
Deferred Tax Asset	36,216
Other Assets	6,357
Total Other Assets	512,012
Total Assets	1,053,267
Current Liabilities:
Accounts Payable	34,035
Accrued Salaries, Wages, and Benefits	16,368
Accrued Transportation Taxes	5,883
Air Traffic Liabilities	101,075
Derivative Liabilities	1,174
Over-market Liabilities	9,281
Finance Lease Obligations	11,460
Loyalty Program Liabilities	7,016
Operating Lease Obligations	34,492
Current Maturities of Long-term Debt	26,118
Other Current Liabilities	6,841
Total Current Liabilities	253,743
Long-term Liabilities:
Over-market Liabilities	28,128
Finance Lease Obligations	95,710
Loyalty Program Liabilities	15,053
Operating Lease Obligations	112,707
Long-term Debt	256,345
Other Long-term Liabilities	7,764
Total Long-term Liabilities	515,707
Total Liabilities	769,450
Commitments and Contingencies (Note 17)
Stockholders' Equity:
Common stock with $0.01 par value, 995,000,000 shares authorized, 57,158,467 and 46,839,659 issued at June 30, 2021 and December 31, 2020, respectively.	468
Loans to Stockholders	(3,500)
Additional Paid in Capital	248,525
Retained Earnings	38,324
Total Stockholders' Equity	283,817
Total Liabilities and Stockholders' Equity	1,053,267
Aircraft and Flight Equipment
Property & Equipment, net:
Property & Equipment	331,685
Leasehold Improvements and Ground Equipment
Property & Equipment, net:
Property & Equipment	13,526
Computer Hardware and Software
Property & Equipment, net:
Property & Equipment	7,845
Finance Lease Assets
Property & Equipment, net:
Property & Equipment	117,833
Rotable Parts
Property & Equipment, net:
Property & Equipment	8,691
Previously Reported
Stockholders' Equity:
Common stock with $0.01 par value, 995,000,000 shares authorized, 57,158,467 and 46,839,659 issued at June 30, 2021 and December 31, 2020, respectively.	239,162
Additional Paid in Capital	$ 9,831